2015 PRIVATE PLACEMENT FINANCING - Additional Information (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 02, 2015	Jun. 30, 2015	Jun. 30, 2015	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017
2015 Investors [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues	454,387	13,936,367
Proceeds from Issuance of Common Stock	$ 100,000		$ 3,066,000
Series D Warrants [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues				0	227,273
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.25
Proceeds from Issuance of Common Stock					$ 56,818
Common Stock, Capital Shares Reserved for Future Issuance				8,974,389
Percentage of Shares Purchased by Investors				100.00%
2015 Private Placement [Member]
Private Placement [Line Items]
Stock Issued During Period, Shares, New Issues		14,390,754	13,936,367
Share Price		$ 0.22	$ 0.22
Proceeds from Issuance of Common Stock		$ 3,200,000
2015 Private Placement [Member] | Series D Warrants [Member]
Private Placement [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.25	$ 0.25